Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	0000711080
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000109286 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS A
Trading Symbol	TVLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class A shares performance was 12.00% (excluding sales loads) for the reporting period.
Markets once again found their way to new all-time highs, climbing over a multitude of potential headwinds including a trade war, a conflict with Iran, and the potential for the largest tariff increase in a century. While the Fund was challenged during the early part of 2025, the performance remained solid overall.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples stocks	Positive	Strong pricing for their combustible products and volume growth for their non-combustible products helped drive shares of Phillip Morris International Inc. higher over the period.
Industrials stocks	Positive	Strong stock selection boosted performance as Vertiv Holdings Co. continued to see strong demand from data centers for their solutions.
Financials sector	Negative	An underweight to the best performing sector for the trailing year and less favorable selection across holdings weighed on relative performance.
Health Care stocks	Negative	A tailwind from being underweight was more than offset by weak performance for several holdings including Merck & Co. Inc., which faced demand disruptions and regulatory uncertainty.
Over the period, the Fund increased its weighting to Financials, reducing the underweight, added to and overweighted Utilities, and reduced the overweight to Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	6.36%	14.00%	8.76%
Class A - excluding sales load	12.00%	15.18%	9.41%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Value Index	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 581,762,149
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,334,176
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$581,762,149
Total number of portfolio holdings	52
Total advisory fees paid	$3,334,176
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.2%
Consumer Discretionary	11.8%
Health Care	10.0%
Information Technology	10.0%
Energy	9.2%
Industrials	8.2%
Utilities	7.8%
Consumer Staples	6.0%
Materials	5.5%
Real Estate	4.9%
Communication Services	4.6%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000109287 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS C
Trading Symbol	TVLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.80%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class C shares performance was 11.20% (excluding sales loads) for the reporting period.
Markets once again found their way to new all-time highs, climbing over a multitude of potential headwinds including a trade war, a conflict with Iran, and the potential for the largest tariff increase in a century. While the Fund was challenged during the early part of 2025, the performance remained solid overall.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples stocks	Positive	Strong pricing for their combustible products and volume growth for their non-combustible products helped drive shares of Phillip Morris International Inc. higher over the period.
Industrials stocks	Positive	Strong stock selection boosted performance as Vertiv Holdings Co. continued to see strong demand from data centers for their solutions.
Financials sector	Negative	An underweight to the best performing sector for the trailing year and less favorable selection across holdings weighed on relative performance.
Health Care stocks	Negative	A tailwind from being underweight was more than offset by weak performance for several holdings including Merck & Co. Inc., which faced demand disruptions and regulatory uncertainty.
Over the period, the Fund increased its weighting to Financials, reducing the underweight, added to and overweighted Utilities, and reduced the overweight to Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	10.20%	14.32%	8.76%
Class C - excluding sales load	11.20%	14.32%	8.76%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Value Index	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 581,762,149
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,334,176
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$581,762,149
Total number of portfolio holdings	52
Total advisory fees paid	$3,334,176
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.2%
Consumer Discretionary	11.8%
Health Care	10.0%
Information Technology	10.0%
Energy	9.2%
Industrials	8.2%
Utilities	7.8%
Consumer Staples	6.0%
Materials	5.5%
Real Estate	4.9%
Communication Services	4.6%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000109289 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS Y
Trading Symbol	TVLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class Y shares performance was 12.29% for the reporting period.
Markets once again found their way to new all-time highs, climbing over a multitude of potential headwinds including a trade war, a conflict with Iran, and the potential for the largest tariff increase in a century. While the Fund was challenged during the early part of 2025, the performance remained solid overall.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples stocks	Positive	Strong pricing for their combustible products and volume growth for their non-combustible products helped drive shares of Phillip Morris International Inc. higher over the period.
Industrials stocks	Positive	Strong stock selection boosted performance as Vertiv Holdings Co. continued to see strong demand from data centers for their solutions.
Financials sector	Negative	An underweight to the best performing sector for the trailing year and less favorable selection across holdings weighed on relative performance.
Health Care stocks	Negative	A tailwind from being underweight was more than offset by weak performance for several holdings including Merck & Co. Inc., which faced demand disruptions and regulatory uncertainty.
Over the period, the Fund increased its weighting to Financials, reducing the underweight, added to and overweighted Utilities, and reduced the overweight to Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	12.29%	15.48%	9.69%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Value Index	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 581,762,149
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,334,176
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$581,762,149
Total number of portfolio holdings	52
Total advisory fees paid	$3,334,176
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.2%
Consumer Discretionary	11.8%
Health Care	10.0%
Information Technology	10.0%
Energy	9.2%
Industrials	8.2%
Utilities	7.8%
Consumer Staples	6.0%
Materials	5.5%
Real Estate	4.9%
Communication Services	4.6%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000109288 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TVLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Institutional Class shares performance was 12.42% for the reporting period.
Markets once again found their way to new all-time highs, climbing over a multitude of potential headwinds including a trade war, a conflict with Iran, and the potential for the largest tariff increase in a century. While the Fund was challenged during the early part of 2025, the performance remained solid overall.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples stocks	Positive	Strong pricing for their combustible products and volume growth for their non-combustible products helped drive shares of Phillip Morris International Inc. higher over the period.
Industrials stocks	Positive	Strong stock selection boosted performance as Vertiv Holdings Co. continued to see strong demand from data centers for their solutions.
Financials sector	Negative	An underweight to the best performing sector for the trailing year and less favorable selection across holdings weighed on relative performance.
Health Care stocks	Negative	A tailwind from being underweight was more than offset by weak performance for several holdings including Merck & Co. Inc., which faced demand disruptions and regulatory uncertainty.
Over the period, the Fund increased its weighting to Financials, reducing the underweight, added to and overweighted Utilities, and reduced the overweight to Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	12.42%	15.64%	9.85%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Value Index	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 581,762,149
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,334,176
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$581,762,149
Total number of portfolio holdings	52
Total advisory fees paid	$3,334,176
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.2%
Consumer Discretionary	11.8%
Health Care	10.0%
Information Technology	10.0%
Energy	9.2%
Industrials	8.2%
Utilities	7.8%
Consumer Staples	6.0%
Materials	5.5%
Real Estate	4.9%
Communication Services	4.6%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000231973 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS R6
Trading Symbol	TVLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class R6 shares performance was 12.47% for the reporting period.
Markets once again found their way to new all-time highs, climbing over a multitude of potential headwinds including a trade war, a conflict with Iran, and the potential for the largest tariff increase in a century. While the Fund was challenged during the early part of 2025, the performance remained solid overall.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples stocks	Positive	Strong pricing for their combustible products and volume growth for their non-combustible products helped drive shares of Phillip Morris International Inc. higher over the period.
Industrials stocks	Positive	Strong stock selection boosted performance as Vertiv Holdings Co. continued to see strong demand from data centers for their solutions.
Financials sector	Negative	An underweight to the best performing sector for the trailing year and less favorable selection across holdings weighed on relative performance.
Health Care stocks	Negative	A tailwind from being underweight was more than offset by weak performance for several holdings including Merck & Co. Inc., which faced demand disruptions and regulatory uncertainty.
Over the period, the Fund increased its weighting to Financials, reducing the underweight, added to and overweighted Utilities, and reduced the overweight to Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	12.47%	15.66%	9.78%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Value Index	13.70%	13.93%	9.19%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 28, 2021.

Performance Inception Date	Oct. 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 581,762,149
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,334,176
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$581,762,149
Total number of portfolio holdings	52
Total advisory fees paid	$3,334,176
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.2%
Consumer Discretionary	11.8%
Health Care	10.0%
Information Technology	10.0%
Energy	9.2%
Industrials	8.2%
Utilities	7.8%
Consumer Staples	6.0%
Materials	5.5%
Real Estate	4.9%
Communication Services	4.6%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000143754 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS A
Trading Symbol	TACLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class A shares performance was 10.51% (excluding sales loads) for the reporting period.
Over the 12 month period, U.S. stocks increased at a mid-teen rate. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. Large companies posted the strongest gains. Momentum factors were mixed. The Russell 1000® Index was up 15.66% in the period. The best performing sectors for the Index were Financials, Communications Services, and Utilities, while Health Care, Energy, and Materials lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Positive	During the period, the allocation for the Fund was overall positive. The Fund's overweight position in Financials contributed to relative performance.
Materials stocks	Positive	Materials stocks, driven by Air Products and Chemicals Inc. and NewMarket Corporation, were positive contributors to the Fund relative to the Index.
Industrials stocks	Negative	Overall, stock selection relative to the Russell 1000® Index detracted from performance for the period. Industrials stocks FedEx Corporation and Old Dominion Freight Line, Inc. were the largest detractors to relative performance in the sector for the Fund.
Magnificent 7 allocation	Negative	The Magnificent 7 accounted for roughly 30% of the Index weight and 34% of the 12-month return. The Fund’s portfolio owns two (Apple Inc. and Alphabet Inc.) of the Magnificent 7 companies, with no exposure to the other five companies. The positioning size of the Magnificent 7 was a detractor vs. the Index.
Growth Factors	Negative	Growth factors had positive impact on the Index over the period. The Fund was generally under indexed to Growth, which detracted from relative performance.
During the 12 month period, the Fund established new positions in TE Connectivity plc, Chubb Limited, Bruker Corporation, and Entegris, Inc., and added to Norfolk Southern Corporation, Nestle S.A., TE Connectivity plc, Entegris, Inc., and Old Dominion Freight Line. We sold Albemarle Corporation, Cisco Systems Inc., Pfizer Inc., CarMax Inc., and The Home Depot Inc., and trimmed O’Reilly Automotive, Inc., Altria Group, Inc., Berkshire Hathaway Inc., and BlackRock Inc.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	4.99%	10.17%	7.99%
Class A - excluding sales load	10.51%	11.31%	8.64%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 295,149,568
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,766,871
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$295,149,568
Total number of portfolio holdings	29
Total advisory fees paid	$1,766,871
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	14.2%
Industrials	13.4%
Materials	11.2%
Consumer Staples	7.7%
Consumer Discretionary	6.6%
Communication Services	6.4%
Health Care	3.8%
Energy	2.3%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%

C000143755 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS C
Trading Symbol	TFCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.79%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class C shares performance was 9.79% (excluding sales loads) for the reporting period.
Over the 12 month period, U.S. stocks increased at a mid-teen rate. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. Large companies posted the strongest gains. Momentum factors were mixed. The Russell 1000® Index was up 15.66% in the period. The best performing sectors for the Index were Financials, Communications Services, and Utilities, while Health Care, Energy, and Materials lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Positive	During the period, the allocation for the Fund was overall positive. The Fund's overweight position in Financials contributed to relative performance.
Materials stocks	Positive	Materials stocks, driven by Air Products and Chemicals Inc. and NewMarket Corporation, were positive contributors to the Fund relative to the Index.
Industrials stocks	Negative	Overall, stock selection relative to the Russell 1000® Index detracted from performance for the period. Industrials stocks FedEx Corporation and Old Dominion Freight Line, Inc. were the largest detractors to relative performance in the sector for the Fund.
Magnificent 7 allocation	Negative	The Magnificent 7 accounted for roughly 30% of the Index weight and 34% of the 12-month return. The Fund’s portfolio owns two (Apple Inc. and Alphabet Inc.) of the Magnificent 7 companies, with no exposure to the other five companies. The positioning size of the Magnificent 7 was a detractor vs. the Index.
Growth Factors	Negative	Growth factors had positive impact on the Index over the period. The Fund was generally under indexed to Growth, which detracted from relative performance.
During the 12 month period, the Fund established new positions in TE Connectivity plc, Chubb Limited, Bruker Corporation, and Entegris, Inc., and added to Norfolk Southern Corporation, Nestle S.A., TE Connectivity plc, Entegris, Inc., and Old Dominion Freight Line. We sold Albemarle Corporation, Cisco Systems Inc., Pfizer Inc., CarMax Inc., and The Home Depot Inc., and trimmed O’Reilly Automotive, Inc., Altria Group, Inc., Berkshire Hathaway Inc., and BlackRock Inc.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	8.79%	10.48%	7.98%
Class C - excluding sales load	9.79%	10.48%	7.98%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 295,149,568
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,766,871
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$295,149,568
Total number of portfolio holdings	29
Total advisory fees paid	$1,766,871
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	14.2%
Industrials	13.4%
Materials	11.2%
Consumer Staples	7.7%
Consumer Discretionary	6.6%
Communication Services	6.4%
Health Care	3.8%
Energy	2.3%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%

C000143756 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS Y
Trading Symbol	TLCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class Y shares performance was 10.86% for the reporting period.
Over the 12 month period, U.S. stocks increased at a mid-teen rate. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. Large companies posted the strongest gains. Momentum factors were mixed. The Russell 1000® Index was up 15.66% in the period. The best performing sectors for the Index were Financials, Communications Services, and Utilities, while Health Care, Energy, and Materials lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Positive	During the period, the allocation for the Fund was overall positive. The Fund's overweight position in Financials contributed to relative performance.
Materials stocks	Positive	Materials stocks, driven by Air Products and Chemicals Inc. and NewMarket Corporation, were positive contributors to the Fund relative to the Index.
Industrials stocks	Negative	Overall, stock selection relative to the Russell 1000® Index detracted from performance for the period. Industrials stocks FedEx Corporation and Old Dominion Freight Line, Inc. were the largest detractors to relative performance in the sector for the Fund.
Magnificent 7 allocation	Negative	The Magnificent 7 accounted for roughly 30% of the Index weight and 34% of the 12-month return. The Fund’s portfolio owns two (Apple Inc. and Alphabet Inc.) of the Magnificent 7 companies, with no exposure to the other five companies. The positioning size of the Magnificent 7 was a detractor vs. the Index.
Growth Factors	Negative	Growth factors had positive impact on the Index over the period. The Fund was generally under indexed to Growth, which detracted from relative performance.
During the 12 month period, the Fund established new positions in TE Connectivity plc, Chubb Limited, Bruker Corporation, and Entegris, Inc., and added to Norfolk Southern Corporation, Nestle S.A., TE Connectivity plc, Entegris, Inc., and Old Dominion Freight Line. We sold Albemarle Corporation, Cisco Systems Inc., Pfizer Inc., CarMax Inc., and The Home Depot Inc., and trimmed O’Reilly Automotive, Inc., Altria Group, Inc., Berkshire Hathaway Inc., and BlackRock Inc.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	10.86%	11.59%	8.91%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 295,149,568
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,766,871
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$295,149,568
Total number of portfolio holdings	29
Total advisory fees paid	$1,766,871
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	14.2%
Industrials	13.4%
Materials	11.2%
Consumer Staples	7.7%
Consumer Discretionary	6.6%
Communication Services	6.4%
Health Care	3.8%
Energy	2.3%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%

C000143757 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TLCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Institutional Class shares performance was 10.95% for the reporting period.
Over the 12 month period, U.S. stocks increased at a mid-teen rate. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. Large companies posted the strongest gains. Momentum factors were mixed. The Russell 1000® Index was up 15.66% in the period. The best performing sectors for the Index were Financials, Communications Services, and Utilities, while Health Care, Energy, and Materials lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Positive	During the period, the allocation for the Fund was overall positive. The Fund's overweight position in Financials contributed to relative performance.
Materials stocks	Positive	Materials stocks, driven by Air Products and Chemicals Inc. and NewMarket Corporation, were positive contributors to the Fund relative to the Index.
Industrials stocks	Negative	Overall, stock selection relative to the Russell 1000® Index detracted from performance for the period. Industrials stocks FedEx Corporation and Old Dominion Freight Line, Inc. were the largest detractors to relative performance in the sector for the Fund.
Magnificent 7 allocation	Negative	The Magnificent 7 accounted for roughly 30% of the Index weight and 34% of the 12-month return. The Fund’s portfolio owns two (Apple Inc. and Alphabet Inc.) of the Magnificent 7 companies, with no exposure to the other five companies. The positioning size of the Magnificent 7 was a detractor vs. the Index.
Growth Factors	Negative	Growth factors had positive impact on the Index over the period. The Fund was generally under indexed to Growth, which detracted from relative performance.
During the 12 month period, the Fund established new positions in TE Connectivity plc, Chubb Limited, Bruker Corporation, and Entegris, Inc., and added to Norfolk Southern Corporation, Nestle S.A., TE Connectivity plc, Entegris, Inc., and Old Dominion Freight Line. We sold Albemarle Corporation, Cisco Systems Inc., Pfizer Inc., CarMax Inc., and The Home Depot Inc., and trimmed O’Reilly Automotive, Inc., Altria Group, Inc., Berkshire Hathaway Inc., and BlackRock Inc.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	10.95%	11.71%	9.02%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 295,149,568
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,766,871
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$295,149,568
Total number of portfolio holdings	29
Total advisory fees paid	$1,766,871
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	14.2%
Industrials	13.4%
Materials	11.2%
Consumer Staples	7.7%
Consumer Discretionary	6.6%
Communication Services	6.4%
Health Care	3.8%
Energy	2.3%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%

C000172508 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	CLASS A
Trading Symbol	TSAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in U.S. equity securities of large capitalization companies believed to offer the best opportunity for reliable growth at attractive stock valuations. The Fund utilizes a bottom-up idea-driven growth style with a long-term investment horizon. It seeks to identify companies, which are believed to exhibit certain quality characteristics, including predictable growth, solid fundamentals, attractive profitability and successful management.
The Fund's Class A shares performance was 15.86% (excluding sales loads) for the reporting period.
We believe President Trump's tariff policies, and the associated uncertainty, posed the most significant risk to the global economy during the period. In addition, monetary policy decision-making at the Federal Reserve and European Central Bank was complicated by the uncertain impact of tariffs on inflation and economic growth. We believe it is even more vital to own a collection of companies with very resilient business models where end demand is largely non-discretionary and growing largely due to artificial intelligence.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	GE Vernova Inc. and Howmet Aerospace Inc. were the best performing Industrials sector stocks in the Fund’s portfolio.
Health Care stocks	Negative	Novo Nordisk A/S was the leading detractor within the Health Care sector stocks in the Fund.
Market volatility	Negative	Pervasive uncertainty surrounding the Trump Administration’s tariff policies created market volatility and fears of slowing economic growth.
As our research supported our earnings estimates, we continued to use market selloffs opportunistically to build positions such as during both the Deep Seek (January 2025) and tariff related (April 2025) drawdowns earlier this year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A1	10.07%	13.90%	13.69%
Class A - excluding sales load	15.86%	15.08%	14.37%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Growth Index	17.22%	18.15%	17.01%
[1]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.

Performance Inception Date	Aug. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 169,659,393
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 909,017
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$169,659,393
Total number of portfolio holdings	26
Total advisory fees paid	$909,017
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.3%
Communication Services	12.8%
Industrials	11.8%
Consumer Discretionary	10.7%
Financials	8.0%
Health Care	6.9%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000172509 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	CLASS C
Trading Symbol	TCGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.80%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in U.S. equity securities of large capitalization companies believed to offer the best opportunity for reliable growth at attractive stock valuations. The Fund utilizes a bottom-up idea-driven growth style with a long-term investment horizon. It seeks to identify companies, which are believed to exhibit certain quality characteristics, including predictable growth, solid fundamentals, attractive profitability and successful management.
The Fund's Class C shares performance was 14.97% (excluding sales loads) for the reporting period.
We believe President Trump's tariff policies, and the associated uncertainty, posed the most significant risk to the global economy during the period. In addition, monetary policy decision-making at the Federal Reserve and European Central Bank was complicated by the uncertain impact of tariffs on inflation and economic growth. We believe it is even more vital to own a collection of companies with very resilient business models where end demand is largely non-discretionary and growing largely due to artificial intelligence.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	GE Vernova Inc. and Howmet Aerospace Inc. were the best performing Industrials sector stocks in the Fund’s portfolio.
Health Care stocks	Negative	Novo Nordisk A/S was the leading detractor within the Health Care sector stocks in the Fund.
Market volatility	Negative	Pervasive uncertainty surrounding the Trump Administration’s tariff policies created market volatility and fears of slowing economic growth.
As our research supported our earnings estimates, we continued to use market selloffs opportunistically to build positions such as during both the Deep Seek (January 2025) and tariff related (April 2025) drawdowns earlier this year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C1	13.97%	14.21%	13.58%
Class C - excluding sales load	14.97%	14.21%	13.58%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Growth Index	17.22%	18.15%	17.01%
[1]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.

Performance Inception Date	Aug. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 169,659,393
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 909,017
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$169,659,393
Total number of portfolio holdings	26
Total advisory fees paid	$909,017
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.3%
Communication Services	12.8%
Industrials	11.8%
Consumer Discretionary	10.7%
Financials	8.0%
Health Care	6.9%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000172510 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	CLASS Y
Trading Symbol	TLGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in U.S. equity securities of large capitalization companies believed to offer the best opportunity for reliable growth at attractive stock valuations. The Fund utilizes a bottom-up idea-driven growth style with a long-term investment horizon. It seeks to identify companies, which are believed to exhibit certain quality characteristics, including predictable growth, solid fundamentals, attractive profitability and successful management.
The Fund's Class Y shares performance was 16.15% for the reporting period.
We believe President Trump's tariff policies, and the associated uncertainty, posed the most significant risk to the global economy during the period. In addition, monetary policy decision-making at the Federal Reserve and European Central Bank was complicated by the uncertain impact of tariffs on inflation and economic growth. We believe it is even more vital to own a collection of companies with very resilient business models where end demand is largely non-discretionary and growing largely due to artificial intelligence.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	GE Vernova Inc. and Howmet Aerospace Inc. were the best performing Industrials sector stocks in the Fund’s portfolio.
Health Care stocks	Negative	Novo Nordisk A/S was the leading detractor within the Health Care sector stocks in the Fund.
Market volatility	Negative	Pervasive uncertainty surrounding the Trump Administration’s tariff policies created market volatility and fears of slowing economic growth.
As our research supported our earnings estimates, we continued to use market selloffs opportunistically to build positions such as during both the Deep Seek (January 2025) and tariff related (April 2025) drawdowns earlier this year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y1	16.15%	15.36%	14.65%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Growth Index	17.22%	18.15%	17.01%
[1]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.

Performance Inception Date	Aug. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 169,659,393
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 909,017
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$169,659,393
Total number of portfolio holdings	26
Total advisory fees paid	$909,017
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.3%
Communication Services	12.8%
Industrials	11.8%
Consumer Discretionary	10.7%
Financials	8.0%
Health Care	6.9%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000172511 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	DSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in U.S. equity securities of large capitalization companies believed to offer the best opportunity for reliable growth at attractive stock valuations. The Fund utilizes a bottom-up idea-driven growth style with a long-term investment horizon. It seeks to identify companies, which are believed to exhibit certain quality characteristics, including predictable growth, solid fundamentals, attractive profitability and successful management.
The Fund's Institutional Class shares performance was 16.26% for the reporting period.
We believe President Trump's tariff policies, and the associated uncertainty, posed the most significant risk to the global economy during the period. In addition, monetary policy decision-making at the Federal Reserve and European Central Bank was complicated by the uncertain impact of tariffs on inflation and economic growth. We believe it is even more vital to own a collection of companies with very resilient business models where end demand is largely non-discretionary and growing largely due to artificial intelligence.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	GE Vernova Inc. and Howmet Aerospace Inc. were the best performing Industrials sector stocks in the Fund’s portfolio.
Health Care stocks	Negative	Novo Nordisk A/S was the leading detractor within the Health Care sector stocks in the Fund.
Market volatility	Negative	Pervasive uncertainty surrounding the Trump Administration’s tariff policies created market volatility and fears of slowing economic growth.
As our research supported our earnings estimates, we continued to use market selloffs opportunistically to build positions such as during both the Deep Seek (January 2025) and tariff related (April 2025) drawdowns earlier this year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	16.26%	15.48%	14.75%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Growth Index	17.22%	18.15%	17.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 169,659,393
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 909,017
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$169,659,393
Total number of portfolio holdings	26
Total advisory fees paid	$909,017
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.3%
Communication Services	12.8%
Industrials	11.8%
Consumer Discretionary	10.7%
Financials	8.0%
Health Care	6.9%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000175943 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS A
Trading Symbol	TOHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class A shares performance was 1.13% (excluding sales loads) for the reporting period.
Due to persistent economic uncertainty throughout the second quarter of 2025, market participants remained cautious, with many believing that credit conditions had already peaked. Although the U.S. economy showed occasional signs of weakness, it generally remained more resilient than expected. The Federal Reserve (Fed) has maintained a pause in rate changes.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Revenue Bonds	Positive	Security selection within revenue municipal bonds, particularly within BBB-rated credits, contributed to performance as all credit indices are fully priced.
Duration/Curve Tilts	Negative	Duration was neutral resulting in no meaningful performance differential. Curve allocation was tilted slightly towards a barbell, leading to negative excess return due to the yield curve steepening between the 10-year and 30-year Treasury bonds.
State Government Obligation Bonds (STGO)	Negative	Sector spreads did not move much; however, continued STGO Index spread tightening led to minor underperformance as the Fund held a significant underweight to that sector.
Many sectors and credits were trading at historically tight spreads, prompting a shift away from generic exposure and toward idiosyncratic, value-oriented opportunities. With most sectors trading at historically rich spread levels, the Fund moved toward a sector-neutral allocation, except for prepaid gas bonds, which were maintained as a strategic overweight due to their attractive yield and risk-adjusted return profile. The Fund moved to underweight State Government Obligations, Airports, and Smaller Hospitals as these sectors were trimmed or avoided due to unattractive valuations and weaker credit or revenue trends, particularly in lower-rated hospital systems and certain state issuers like California. The Fund made opportunistic allocations to Local Government Obligations, particularly those with strong assessed value-to-market value buffers and favorable valuations were added to the Fund. The Fund continued using a barbell allocation, favoring both short and long maturities to capture term premium and mitigate curve risk. The Fund entered and exited the year with a duration marginally longer than the benchmark, which modestly contributed to performance during periods of falling rates. We tactically extended duration on market weakness and yield spikes, particularly when the 30-year Treasury approached or exceeded 5%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-2.14%	-0.53%	1.17%
Class A - excluding sales load	1.13%	0.14%	1.66%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 41,610,195
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 185,434
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$41,610,195
Total number of portfolio holdings	81
Total advisory fees paid	$185,434
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	74.3%
General Obligation Bonds	23.1%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	2.5%
AA/Aa	50.5%
A/A	34.2%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175944 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS C
Trading Symbol	TOHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.52%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class C shares performance was 0.32% (excluding sales loads) for the reporting period.
Due to persistent economic uncertainty throughout the second quarter of 2025, market participants remained cautious, with many believing that credit conditions had already peaked. Although the U.S. economy showed occasional signs of weakness, it generally remained more resilient than expected. The Federal Reserve (Fed) has maintained a pause in rate changes.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Revenue Bonds	Positive	Security selection within revenue municipal bonds, particularly within BBB-rated credits, contributed to performance as all credit indices are fully priced.
Duration/Curve Tilts	Negative	Duration was neutral resulting in no meaningful performance differential. Curve allocation was tilted slightly towards a barbell, leading to negative excess return due to the yield curve steepening between the 10-year and 30-year Treasury bonds.
State Government Obligation Bonds (STGO)	Negative	Sector spreads did not move much; however, continued STGO Index spread tightening led to minor underperformance as the Fund held a significant underweight to that sector.
Many sectors and credits were trading at historically tight spreads, prompting a shift away from generic exposure and toward idiosyncratic, value-oriented opportunities. With most sectors trading at historically rich spread levels, the Fund moved toward a sector-neutral allocation, except for prepaid gas bonds, which were maintained as a strategic overweight due to their attractive yield and risk-adjusted return profile. The Fund moved to underweight State Government Obligations, Airports, and Smaller Hospitals as these sectors were trimmed or avoided due to unattractive valuations and weaker credit or revenue trends, particularly in lower-rated hospital systems and certain state issuers like California. The Fund made opportunistic allocations to Local Government Obligations, particularly those with strong assessed value-to-market value buffers and favorable valuations were added to the Fund. The Fund continued using a barbell allocation, favoring both short and long maturities to capture term premium and mitigate curve risk. The Fund entered and exited the year with a duration marginally longer than the benchmark, which modestly contributed to performance during periods of falling rates. We tactically extended duration on market weakness and yield spikes, particularly when the 30-year Treasury approached or exceeded 5%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	-0.66%	-0.68%	1.03%
Class C - excluding sales load	0.32%	-0.68%	1.03%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 41,610,195
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 185,434
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$41,610,195
Total number of portfolio holdings	81
Total advisory fees paid	$185,434
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	74.3%
General Obligation Bonds	23.1%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	2.5%
AA/Aa	50.5%
A/A	34.2%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175945 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS Y
Trading Symbol	TOHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class Y shares performance was 1.49% for the reporting period.
Due to persistent economic uncertainty throughout the second quarter of 2025, market participants remained cautious, with many believing that credit conditions had already peaked. Although the U.S. economy showed occasional signs of weakness, it generally remained more resilient than expected. The Federal Reserve (Fed) has maintained a pause in rate changes.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Revenue Bonds	Positive	Security selection within revenue municipal bonds, particularly within BBB-rated credits, contributed to performance as all credit indices are fully priced.
Duration/Curve Tilts	Negative	Duration was neutral resulting in no meaningful performance differential. Curve allocation was tilted slightly towards a barbell, leading to negative excess return due to the yield curve steepening between the 10-year and 30-year Treasury bonds.
State Government Obligation Bonds (STGO)	Negative	Sector spreads did not move much; however, continued STGO Index spread tightening led to minor underperformance as the Fund held a significant underweight to that sector.
Many sectors and credits were trading at historically tight spreads, prompting a shift away from generic exposure and toward idiosyncratic, value-oriented opportunities. With most sectors trading at historically rich spread levels, the Fund moved toward a sector-neutral allocation, except for prepaid gas bonds, which were maintained as a strategic overweight due to their attractive yield and risk-adjusted return profile. The Fund moved to underweight State Government Obligations, Airports, and Smaller Hospitals as these sectors were trimmed or avoided due to unattractive valuations and weaker credit or revenue trends, particularly in lower-rated hospital systems and certain state issuers like California. The Fund made opportunistic allocations to Local Government Obligations, particularly those with strong assessed value-to-market value buffers and favorable valuations were added to the Fund. The Fund continued using a barbell allocation, favoring both short and long maturities to capture term premium and mitigate curve risk. The Fund entered and exited the year with a duration marginally longer than the benchmark, which modestly contributed to performance during periods of falling rates. We tactically extended duration on market weakness and yield spikes, particularly when the 30-year Treasury approached or exceeded 5%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y1	1.49%	0.45%	1.93%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
[1]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.

Performance Inception Date	Aug. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 41,610,195
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 185,434
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$41,610,195
Total number of portfolio holdings	81
Total advisory fees paid	$185,434
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	74.3%
General Obligation Bonds	23.1%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	2.5%
AA/Aa	50.5%
A/A	34.2%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175946 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.48%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Institutional Class shares performance was 1.37% for the reporting period.
Due to persistent economic uncertainty throughout the second quarter of 2025, market participants remained cautious, with many believing that credit conditions had already peaked. Although the U.S. economy showed occasional signs of weakness, it generally remained more resilient than expected. The Federal Reserve (Fed) has maintained a pause in rate changes.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Revenue Bonds	Positive	Security selection within revenue municipal bonds, particularly within BBB-rated credits, contributed to performance as all credit indices are fully priced.
Duration/Curve Tilts	Negative	Duration was neutral resulting in no meaningful performance differential. Curve allocation was tilted slightly towards a barbell, leading to negative excess return due to the yield curve steepening between the 10-year and 30-year Treasury bonds.
State Government Obligation Bonds (STGO)	Negative	Sector spreads did not move much; however, continued STGO Index spread tightening led to minor underperformance as the Fund held a significant underweight to that sector.
Many sectors and credits were trading at historically tight spreads, prompting a shift away from generic exposure and toward idiosyncratic, value-oriented opportunities. With most sectors trading at historically rich spread levels, the Fund moved toward a sector-neutral allocation, except for prepaid gas bonds, which were maintained as a strategic overweight due to their attractive yield and risk-adjusted return profile. The Fund moved to underweight State Government Obligations, Airports, and Smaller Hospitals as these sectors were trimmed or avoided due to unattractive valuations and weaker credit or revenue trends, particularly in lower-rated hospital systems and certain state issuers like California. The Fund made opportunistic allocations to Local Government Obligations, particularly those with strong assessed value-to-market value buffers and favorable valuations were added to the Fund. The Fund continued using a barbell allocation, favoring both short and long maturities to capture term premium and mitigate curve risk. The Fund entered and exited the year with a duration marginally longer than the benchmark, which modestly contributed to performance during periods of falling rates. We tactically extended duration on market weakness and yield spikes, particularly when the 30-year Treasury approached or exceeded 5%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	1.37%	0.45%	1.93%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
[1]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.

Performance Inception Date	Aug. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 41,610,195
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 185,434
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$41,610,195
Total number of portfolio holdings	81
Total advisory fees paid	$185,434
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	74.3%
General Obligation Bonds	23.1%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	2.5%
AA/Aa	50.5%
A/A	34.2%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193583 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS A
Trading Symbol	SEBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by generally investing in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class A shares performance was 11.83% (excluding sales loads) for the reporting period.
Economic growth was driven by robust consumer spending over the reporting period; however, elevated uncertainty due to shifting U.S. trade policy led to softer sentiment and expectations for slower growth as of period end. Despite an uncertain economic outlook, the S&P 500® Index was back to all-time highs at period end, after falling 20% earlier this year, and was at valuations that exceed long-term averages at period end. In addition, credit spreads were tighter over the reporting period, despite some volatility around tariff uncertainty, and were also at expensive levels relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Positive	Security selection had a positive impact on relative performance within the equity allocation, primarily due to selection within Consumer Staples and Financials stocks.
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation, security selection, and interest rate management.
Over the 12 month period, the Fund used periods of strong performance to trim equity exposure as valuations became stretched. However, the S&P 500® Index retreated into bear market territory in April 2025 and the Fund used that opportunity to modestly increase the allocation to equities, which is primarily concentrated in U.S. large cap securities. The Fund’s fixed income allocation continues to be overweight risk within investment grade credit and securitized debt but added an allocation to high yield corporates in April due to attractive relative value amid tariff uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	6.23%	8.34%	8.46%
Class A - excluding sales load	11.83%	9.46%	9.02%
Russell 3000® Index	15.30%	15.96%	12.96%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	12.29%	9.58%	9.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 965,172,278
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 4,521,299
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$965,172,278
Total number of portfolio holdings	527
Total advisory fees paid	$4,521,299
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	62.4%
Corporate Bonds	15.0%
U.S. Treasury Obligations	11.4%
U.S. Government Mortgage-Backed Obligations	3.1%
Non-Agency Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	1.3%
Agency Collateralized Mortgage Obligations	0.5%
Exchange-Traded Fund	0.2%
Sovereign Government Obligations	0.2%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.8%
AA/Aa	16.1%
A/A	13.4%
BBB/Baa	19.8%
BB/Ba	3.6%
B/B	1.3%
Not Rated	2.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193584 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS C
Trading Symbol	SBACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.76%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by generally investing in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class C shares performance was 10.92% (excluding sales loads) for the reporting period.
Economic growth was driven by robust consumer spending over the reporting period; however, elevated uncertainty due to shifting U.S. trade policy led to softer sentiment and expectations for slower growth as of period end. Despite an uncertain economic outlook, the S&P 500® Index was back to all-time highs at period end, after falling 20% earlier this year, and was at valuations that exceed long-term averages at period end. In addition, credit spreads were tighter over the reporting period, despite some volatility around tariff uncertainty, and were also at expensive levels relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Positive	Security selection had a positive impact on relative performance within the equity allocation, primarily due to selection within Consumer Staples and Financials stocks.
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation, security selection, and interest rate management.
Over the 12 month period, the Fund used periods of strong performance to trim equity exposure as valuations became stretched. However, the S&P 500® Index retreated into bear market territory in April 2025 and the Fund used that opportunity to modestly increase the allocation to equities, which is primarily concentrated in U.S. large cap securities. The Fund’s fixed income allocation continues to be overweight risk within investment grade credit and securitized debt but added an allocation to high yield corporates in April due to attractive relative value amid tariff uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	9.92%	8.62%	8.36%
Class C - excluding sales load	10.92%	8.62%	8.36%
Russell 3000® Index	15.30%	15.96%	12.96%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	12.29%	9.58%	9.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 965,172,278
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 4,521,299
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$965,172,278
Total number of portfolio holdings	527
Total advisory fees paid	$4,521,299
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	62.4%
Corporate Bonds	15.0%
U.S. Treasury Obligations	11.4%
U.S. Government Mortgage-Backed Obligations	3.1%
Non-Agency Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	1.3%
Agency Collateralized Mortgage Obligations	0.5%
Exchange-Traded Fund	0.2%
Sovereign Government Obligations	0.2%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.8%
AA/Aa	16.1%
A/A	13.4%
BBB/Baa	19.8%
BB/Ba	3.6%
B/B	1.3%
Not Rated	2.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193585 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS Y
Trading Symbol	SIBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by generally investing in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class Y shares performance was 12.04% for the reporting period.
Economic growth was driven by robust consumer spending over the reporting period; however, elevated uncertainty due to shifting U.S. trade policy led to softer sentiment and expectations for slower growth as of period end. Despite an uncertain economic outlook, the S&P 500® Index was back to all-time highs at period end, after falling 20% earlier this year, and was at valuations that exceed long-term averages at period end. In addition, credit spreads were tighter over the reporting period, despite some volatility around tariff uncertainty, and were also at expensive levels relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Positive	Security selection had a positive impact on relative performance within the equity allocation, primarily due to selection within Consumer Staples and Financials stocks.
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation, security selection, and interest rate management.
Over the 12 month period, the Fund used periods of strong performance to trim equity exposure as valuations became stretched. However, the S&P 500® Index retreated into bear market territory in April 2025 and the Fund used that opportunity to modestly increase the allocation to equities, which is primarily concentrated in U.S. large cap securities. The Fund’s fixed income allocation continues to be overweight risk within investment grade credit and securitized debt but added an allocation to high yield corporates in April due to attractive relative value amid tariff uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	12.04%	9.69%	9.25%
Russell 3000® Index	15.30%	15.96%	12.96%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	12.29%	9.58%	9.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 965,172,278
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 4,521,299
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$965,172,278
Total number of portfolio holdings	527
Total advisory fees paid	$4,521,299
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	62.4%
Corporate Bonds	15.0%
U.S. Treasury Obligations	11.4%
U.S. Government Mortgage-Backed Obligations	3.1%
Non-Agency Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	1.3%
Agency Collateralized Mortgage Obligations	0.5%
Exchange-Traded Fund	0.2%
Sovereign Government Obligations	0.2%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.8%
AA/Aa	16.1%
A/A	13.4%
BBB/Baa	19.8%
BB/Ba	3.6%
B/B	1.3%
Not Rated	2.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000231974 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS R6
Trading Symbol	TBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by generally investing in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class R6 shares performance was 12.20% for the reporting period.
Economic growth was driven by robust consumer spending over the reporting period; however, elevated uncertainty due to shifting U.S. trade policy led to softer sentiment and expectations for slower growth as of period end. Despite an uncertain economic outlook, the S&P 500® Index was back to all-time highs at period end, after falling 20% earlier this year, and was at valuations that exceed long-term averages at period end. In addition, credit spreads were tighter over the reporting period, despite some volatility around tariff uncertainty, and were also at expensive levels relative to history.
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Positive	Security selection had a positive impact on relative performance within the equity allocation, primarily due to selection within Consumer Staples and Financials stocks.
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation, security selection, and interest rate management.
Over the 12 month period, the Fund used periods of strong performance to trim equity exposure as valuations became stretched. However, the S&P 500® Index retreated into bear market territory in April 2025 and the Fund used that opportunity to modestly increase the allocation to equities, which is primarily concentrated in U.S. large cap securities. The Fund’s fixed income allocation continues to be overweight risk within investment grade credit and securitized debt but added an allocation to high yield corporates in April due to attractive relative value amid tariff uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	12.20%	9.74%	9.16%
Russell 3000® Index	15.30%	15.96%	12.96%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	12.29%	9.58%	9.05%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the period prior to October 28, 2021.

Performance Inception Date	Oct. 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 965,172,278
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 4,521,299
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$965,172,278
Total number of portfolio holdings	527
Total advisory fees paid	$4,521,299
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	62.4%
Corporate Bonds	15.0%
U.S. Treasury Obligations	11.4%
U.S. Government Mortgage-Backed Obligations	3.1%
Non-Agency Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	1.3%
Agency Collateralized Mortgage Obligations	0.5%
Exchange-Traded Fund	0.2%
Sovereign Government Obligations	0.2%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.8%
AA/Aa	16.1%
A/A	13.4%
BBB/Baa	19.8%
BB/Ba	3.6%
B/B	1.3%
Not Rated	2.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193586 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS A
Trading Symbol	SENCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class A shares performance was 14.95% (excluding sales loads) for the reporting period.
U.S. equities saw gains in the one-year period ending June 30, 2025, with the S&P 500® Index logging a 15.16% return. Monetary policy was a focal point during the period, with the Federal Reserve implementing the first of three rate cuts in September 2024 as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the aftereffects of its results contributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown. The period ended with a historic second quarter market rebound driven primarily by easing policy uncertainty, resilient hard economic data, continued enthusiasm around artificial intelligence, and strong corporate earnings.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples Stocks	Positive	Philip Morris International Inc. heavily contributed to performance due to product innovation and increased focus on reduced-risk products.
Communication Services Sector	Positive	Lead by Meta Platforms Inc., the highest individual contributor to performance, the overweight allocation to the sector was also a high contributor to Fund performance.
International Holdings	Positive	Fund international holdings outperformed the Russell 1000® Index for the period.
Materials Stocks	Negative	Stock selection in Materials had a negative impact based on two holdings, Dupont de Nemours, Inc. and International Flavors & Fragrances Inc., which both underperformed during the period.
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The increase in weight year-to-year to the Information Technology sector both in the Fund itself and relative to the Russell 1000® Index was the largest sector related change in the Fund. The cash position also came down meaningfully during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	9.21%	14.48%	12.83%
Class A - excluding sales load	14.95%	15.66%	13.41%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,462,101,652
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 17,155,557
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,462,101,652
Total number of portfolio holdings	46
Total advisory fees paid	$17,155,557
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.3%
Financials	13.8%
Health Care	9.4%
Consumer Discretionary	9.0%
Industrials	6.5%
Consumer Staples	4.4%
Energy	2.3%
Materials	1.6%
Real Estate	1.4%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193587 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS C
Trading Symbol	SCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.80%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class C shares performance was 14.02% (excluding sales loads) for the reporting period.
U.S. equities saw gains in the one-year period ending June 30, 2025, with the S&P 500® Index logging a 15.16% return. Monetary policy was a focal point during the period, with the Federal Reserve implementing the first of three rate cuts in September 2024 as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the aftereffects of its results contributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown. The period ended with a historic second quarter market rebound driven primarily by easing policy uncertainty, resilient hard economic data, continued enthusiasm around artificial intelligence, and strong corporate earnings.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples Stocks	Positive	Philip Morris International Inc. heavily contributed to performance due to product innovation and increased focus on reduced-risk products.
Communication Services Sector	Positive	Lead by Meta Platforms Inc., the highest individual contributor to performance, the overweight allocation to the sector was also a high contributor to Fund performance.
International Holdings	Positive	Fund international holdings outperformed the Russell 1000® Index for the period.
Materials Stocks	Negative	Stock selection in Materials had a negative impact based on two holdings, Dupont de Nemours, Inc. and International Flavors & Fragrances Inc., which both underperformed during the period.
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The increase in weight year-to-year to the Information Technology sector both in the Fund itself and relative to the Russell 1000® Index was the largest sector related change in the Fund. The cash position also came down meaningfully during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	13.02%	14.73%	12.69%
Class C - excluding sales load	14.02%	14.73%	12.69%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,462,101,652
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 17,155,557
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,462,101,652
Total number of portfolio holdings	46
Total advisory fees paid	$17,155,557
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.3%
Financials	13.8%
Health Care	9.4%
Consumer Discretionary	9.0%
Industrials	6.5%
Consumer Staples	4.4%
Energy	2.3%
Materials	1.6%
Real Estate	1.4%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193588 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS Y
Trading Symbol	SICWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class Y shares performance was 15.23% for the reporting period.
U.S. equities saw gains in the one-year period ending June 30, 2025, with the S&P 500® Index logging a 15.16% return. Monetary policy was a focal point during the period, with the Federal Reserve implementing the first of three rate cuts in September 2024 as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the aftereffects of its results contributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown. The period ended with a historic second quarter market rebound driven primarily by easing policy uncertainty, resilient hard economic data, continued enthusiasm around artificial intelligence, and strong corporate earnings.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples Stocks	Positive	Philip Morris International Inc. heavily contributed to performance due to product innovation and increased focus on reduced-risk products.
Communication Services Sector	Positive	Lead by Meta Platforms Inc., the highest individual contributor to performance, the overweight allocation to the sector was also a high contributor to Fund performance.
International Holdings	Positive	Fund international holdings outperformed the Russell 1000® Index for the period.
Materials Stocks	Negative	Stock selection in Materials had a negative impact based on two holdings, Dupont de Nemours, Inc. and International Flavors & Fragrances Inc., which both underperformed during the period.
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The increase in weight year-to-year to the Information Technology sector both in the Fund itself and relative to the Russell 1000® Index was the largest sector related change in the Fund. The cash position also came down meaningfully during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	15.23%	15.97%	13.71%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,462,101,652
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 17,155,557
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,462,101,652
Total number of portfolio holdings	46
Total advisory fees paid	$17,155,557
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.3%
Financials	13.8%
Health Care	9.4%
Consumer Discretionary	9.0%
Industrials	6.5%
Consumer Staples	4.4%
Energy	2.3%
Materials	1.6%
Real Estate	1.4%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193589 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	SCRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Institutional Class shares performance was 15.27% for the reporting period.
U.S. equities saw gains in the one-year period ending June 30, 2025, with the S&P 500® Index logging a 15.16% return. Monetary policy was a focal point during the period, with the Federal Reserve implementing the first of three rate cuts in September 2024 as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the aftereffects of its results contributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown. The period ended with a historic second quarter market rebound driven primarily by easing policy uncertainty, resilient hard economic data, continued enthusiasm around artificial intelligence, and strong corporate earnings.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples Stocks	Positive	Philip Morris International Inc. heavily contributed to performance due to product innovation and increased focus on reduced-risk products.
Communication Services Sector	Positive	Lead by Meta Platforms Inc., the highest individual contributor to performance, the overweight allocation to the sector was also a high contributor to Fund performance.
International Holdings	Positive	Fund international holdings outperformed the Russell 1000® Index for the period.
Materials Stocks	Negative	Stock selection in Materials had a negative impact based on two holdings, Dupont de Nemours, Inc. and International Flavors & Fragrances Inc., which both underperformed during the period.
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The increase in weight year-to-year to the Information Technology sector both in the Fund itself and relative to the Russell 1000® Index was the largest sector related change in the Fund. The cash position also came down meaningfully during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	15.27%	16.00%	13.77%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,462,101,652
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 17,155,557
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,462,101,652
Total number of portfolio holdings	46
Total advisory fees paid	$17,155,557
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.3%
Financials	13.8%
Health Care	9.4%
Consumer Discretionary	9.0%
Industrials	6.5%
Consumer Staples	4.4%
Energy	2.3%
Materials	1.6%
Real Estate	1.4%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000231975 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS R6
Trading Symbol	TSRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class R6 shares performance was 15.32% for the reporting period.
U.S. equities saw gains in the one-year period ending June 30, 2025, with the S&P 500® Index logging a 15.16% return. Monetary policy was a focal point during the period, with the Federal Reserve implementing the first of three rate cuts in September 2024 as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the aftereffects of its results contributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown. The period ended with a historic second quarter market rebound driven primarily by easing policy uncertainty, resilient hard economic data, continued enthusiasm around artificial intelligence, and strong corporate earnings.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples Stocks	Positive	Philip Morris International Inc. heavily contributed to performance due to product innovation and increased focus on reduced-risk products.
Communication Services Sector	Positive	Lead by Meta Platforms Inc., the highest individual contributor to performance, the overweight allocation to the sector was also a high contributor to Fund performance.
International Holdings	Positive	Fund international holdings outperformed the Russell 1000® Index for the period.
Materials Stocks	Negative	Stock selection in Materials had a negative impact based on two holdings, Dupont de Nemours, Inc. and International Flavors & Fragrances Inc., which both underperformed during the period.
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The increase in weight year-to-year to the Information Technology sector both in the Fund itself and relative to the Russell 1000® Index was the largest sector related change in the Fund. The cash position also came down meaningfully during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	15.32%	15.94%	13.55%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Index	15.66%	16.30%	13.35%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 28, 2021.

Performance Inception Date	Oct. 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,462,101,652
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 17,155,557
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,462,101,652
Total number of portfolio holdings	46
Total advisory fees paid	$17,155,557
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.3%
Financials	13.8%
Health Care	9.4%
Consumer Discretionary	9.0%
Industrials	6.5%
Consumer Staples	4.4%
Energy	2.3%
Materials	1.6%
Real Estate	1.4%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193591 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS A
Trading Symbol	SAGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.15%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class A shares performance was 9.55% (excluding sales loads) for the reporting period.
For the 12-month period ended June 30, 2025, small cap equities, as measured by the Russell 2000® Index, returned 7.68%.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care sector	Positive	The Health Care sector was the top contributing sector. Doximity, Inc. and Encompass Health Corporation were the two top contributors in the sector.
Industrials sector	Positive	The collective allocation and security selection performance within the Industrials sector allocation was a positive contributor to the second-best performing sector. Esco Technologies Inc. and Curtiss-Wright Corp. were the two top contributors in the sector.
Energy sector	Positive	The Energy sector underweight had the largest positive allocation effect in the Fund.
Information Technology sector	Negative	Weak relative stock performance within the Information Technology sector allocation was the largest detractor. Onto Innovation Inc. and Verint Systems Inc. were the two largest individual stock detractors in the sector.
The Fund purchased eight new positions and exited nine positions. There were no material sector allocation changes over 3% relative to the Russell 2000® Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	4.15%	12.84%	8.27%
Class A - excluding sales load	9.55%	13.99%	8.82%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Index	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,173,462,910
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 7,389,460
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,173,462,910
Total number of portfolio holdings	73
Total advisory fees paid	$7,389,460
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.7%
Information Technology	19.5%
Health Care	18.7%
Consumer Discretionary	12.7%
Financials	9.2%
Real Estate	6.2%
Energy	4.2%
Communication Services	3.2%
Materials	3.1%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193592 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS C
Trading Symbol	SSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.96%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class C shares performance was 8.65% (excluding sales loads) for the reporting period.
For the 12-month period ended June 30, 2025, small cap equities, as measured by the Russell 2000® Index, returned 7.68%.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care sector	Positive	The Health Care sector was the top contributing sector. Doximity, Inc. and Encompass Health Corporation were the two top contributors in the sector.
Industrials sector	Positive	The collective allocation and security selection performance within the Industrials sector allocation was a positive contributor to the second-best performing sector. Esco Technologies Inc. and Curtiss-Wright Corp. were the two top contributors in the sector.
Energy sector	Positive	The Energy sector underweight had the largest positive allocation effect in the Fund.
Information Technology sector	Negative	Weak relative stock performance within the Information Technology sector allocation was the largest detractor. Onto Innovation Inc. and Verint Systems Inc. were the two largest individual stock detractors in the sector.
The Fund purchased eight new positions and exited nine positions. There were no material sector allocation changes over 3% relative to the Russell 2000® Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	7.65%	13.02%	8.18%
Class C - excluding sales load	8.65%	13.02%	8.18%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Index	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,173,462,910
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 7,389,460
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,173,462,910
Total number of portfolio holdings	73
Total advisory fees paid	$7,389,460
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.7%
Information Technology	19.5%
Health Care	18.7%
Consumer Discretionary	12.7%
Financials	9.2%
Real Estate	6.2%
Energy	4.2%
Communication Services	3.2%
Materials	3.1%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193593 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS Y
Trading Symbol	SIGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class Y shares performance was 9.80% for the reporting period.
For the 12-month period ended June 30, 2025, small cap equities, as measured by the Russell 2000® Index, returned 7.68%.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care sector	Positive	The Health Care sector was the top contributing sector. Doximity, Inc. and Encompass Health Corporation were the two top contributors in the sector.
Industrials sector	Positive	The collective allocation and security selection performance within the Industrials sector allocation was a positive contributor to the second-best performing sector. Esco Technologies Inc. and Curtiss-Wright Corp. were the two top contributors in the sector.
Energy sector	Positive	The Energy sector underweight had the largest positive allocation effect in the Fund.
Information Technology sector	Negative	Weak relative stock performance within the Information Technology sector allocation was the largest detractor. Onto Innovation Inc. and Verint Systems Inc. were the two largest individual stock detractors in the sector.
The Fund purchased eight new positions and exited nine positions. There were no material sector allocation changes over 3% relative to the Russell 2000® Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	9.80%	14.25%	9.12%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Index	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,173,462,910
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 7,389,460
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,173,462,910
Total number of portfolio holdings	73
Total advisory fees paid	$7,389,460
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.7%
Information Technology	19.5%
Health Care	18.7%
Consumer Discretionary	12.7%
Financials	9.2%
Real Estate	6.2%
Energy	4.2%
Communication Services	3.2%
Materials	3.1%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193595 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Institutional Class shares performance was 9.93% for the reporting period.
For the 12-month period ended June 30, 2025, small cap equities, as measured by the Russell 2000® Index, returned 7.68%.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care sector	Positive	The Health Care sector was the top contributing sector. Doximity, Inc. and Encompass Health Corporation were the two top contributors in the sector.
Industrials sector	Positive	The collective allocation and security selection performance within the Industrials sector allocation was a positive contributor to the second-best performing sector. Esco Technologies Inc. and Curtiss-Wright Corp. were the two top contributors in the sector.
Energy sector	Positive	The Energy sector underweight had the largest positive allocation effect in the Fund.
Information Technology sector	Negative	Weak relative stock performance within the Information Technology sector allocation was the largest detractor. Onto Innovation Inc. and Verint Systems Inc. were the two largest individual stock detractors in the sector.
The Fund purchased eight new positions and exited nine positions. There were no material sector allocation changes over 3% relative to the Russell 2000® Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	9.93%	14.39%	9.16%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Index	7.68%	10.04%	7.12%
[1]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 30, 2017.

Performance Inception Date	Oct. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,173,462,910
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 7,389,460
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,173,462,910
Total number of portfolio holdings	73
Total advisory fees paid	$7,389,460
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.7%
Information Technology	19.5%
Health Care	18.7%
Consumer Discretionary	12.7%
Financials	9.2%
Real Estate	6.2%
Energy	4.2%
Communication Services	3.2%
Materials	3.1%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193594 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS R6
Trading Symbol	SSRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class R6 shares performance was 9.90% for the reporting period.
For the 12-month period ended June 30, 2025, small cap equities, as measured by the Russell 2000® Index, returned 7.68%.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care sector	Positive	The Health Care sector was the top contributing sector. Doximity, Inc. and Encompass Health Corporation were the two top contributors in the sector.
Industrials sector	Positive	The collective allocation and security selection performance within the Industrials sector allocation was a positive contributor to the second-best performing sector. Esco Technologies Inc. and Curtiss-Wright Corp. were the two top contributors in the sector.
Energy sector	Positive	The Energy sector underweight had the largest positive allocation effect in the Fund.
Information Technology sector	Negative	Weak relative stock performance within the Information Technology sector allocation was the largest detractor. Onto Innovation Inc. and Verint Systems Inc. were the two largest individual stock detractors in the sector.
The Fund purchased eight new positions and exited nine positions. There were no material sector allocation changes over 3% relative to the Russell 2000® Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6	9.90%	14.38%	9.32%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Index	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,173,462,910
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 7,389,460
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,173,462,910
Total number of portfolio holdings	73
Total advisory fees paid	$7,389,460
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.7%
Information Technology	19.5%
Health Care	18.7%
Consumer Discretionary	12.7%
Financials	9.2%
Real Estate	6.2%
Energy	4.2%
Communication Services	3.2%
Materials	3.1%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193597 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS A
Trading Symbol	SWRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.26%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class A shares performance was 27.73% (excluding sales loads) for the reporting period.
We observed historically wide valuation spreads between value and growth stocks across global markets and the Fund’s portfolio traded at significant discounts relative to benchmark indices during the period. From a style perspective, international value stocks outperformed growth over the 12-month period. Across developed and emerging markets, improving economic data, policy shifts, and valuation meant reversion played significant roles.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Deep Value bias / Stock Selection	Positive	Our comprehensive definition of value contributed to results relative to the benchmark. We define value stocks as those that are fairly valued on multiple measures of valuation including cash flow, earnings, book value and dividend yield.
Overweight Smaller Capitalization Stocks relative to the benchmark	Positive	The Fund’s smaller capitalization bias versus the benchmark added to relative returns for the period.
Sector Allocation	Negative	Sector allocation relative losses were the result of Consumer Discretionary (overweight), Communication Services (underweight), and Energy (overweight).
The Fund’s portfolio has shifted to be overweight Consumer Discretionary, Energy, and Financials while underweight Health Care, Communication Services, and Industrials. At the industry level, the Fund is overweight Broadline Retail, Machinery, and Pharmaceuticals while underweight Semiconductor & Semiconductor Equipment, Aerospace & Defense, and Chemicals.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	21.36%	10.15%	5.60%
Class A - excluding sales load	27.73%	11.29%	6.14%
MSCI All Country World Ex USA Index	17.72%	10.13%	6.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 114,925,387
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 734,992
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$114,925,387
Total number of portfolio holdings	78
Total advisory fees paid	$734,992
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	14.9%
Industrials	12.5%
Health Care	8.7%
Information Technology	8.7%
Materials	7.4%
Energy	6.8%
Consumer Staples	6.0%
Real Estate	2.5%
Communication Services	2.4%
Utilities	2.2%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	14.4%
China	8.8%
United Kingdom	8.5%
Canada	7.2%
South Korea	6.4%
France	5.1%
Italy	4.9%
Netherlands	4.8%
Germany	4.0%
Switzerland	3.7%
Taiwan	3.6%
India	3.3%
Other Countries	23.8%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%

C000193598 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS C
Trading Symbol	SWFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.86%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class C shares performance was 26.94% (excluding sales loads) for the reporting period.
We observed historically wide valuation spreads between value and growth stocks across global markets and the Fund’s portfolio traded at significant discounts relative to benchmark indices during the period. From a style perspective, international value stocks outperformed growth over the 12-month period. Across developed and emerging markets, improving economic data, policy shifts, and valuation meant reversion played significant roles.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Deep Value bias / Stock Selection	Positive	Our comprehensive definition of value contributed to results relative to the benchmark. We define value stocks as those that are fairly valued on multiple measures of valuation including cash flow, earnings, book value and dividend yield.
Overweight Smaller Capitalization Stocks relative to the benchmark	Positive	The Fund’s smaller capitalization bias versus the benchmark added to relative returns for the period.
Sector Allocation	Negative	Sector allocation relative losses were the result of Consumer Discretionary (overweight), Communication Services (underweight), and Energy (overweight).
The Fund’s portfolio has shifted to be overweight Consumer Discretionary, Energy, and Financials while underweight Health Care, Communication Services, and Industrials. At the industry level, the Fund is overweight Broadline Retail, Machinery, and Pharmaceuticals while underweight Semiconductor & Semiconductor Equipment, Aerospace & Defense, and Chemicals.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	25.94%	10.57%	5.34%
Class C - excluding sales load	26.94%	10.57%	5.34%
MSCI All Country World Ex USA Index	17.72%	10.13%	6.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 114,925,387
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 734,992
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$114,925,387
Total number of portfolio holdings	78
Total advisory fees paid	$734,992
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	14.9%
Industrials	12.5%
Health Care	8.7%
Information Technology	8.7%
Materials	7.4%
Energy	6.8%
Consumer Staples	6.0%
Real Estate	2.5%
Communication Services	2.4%
Utilities	2.2%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	14.4%
China	8.8%
United Kingdom	8.5%
Canada	7.2%
South Korea	6.4%
France	5.1%
Italy	4.9%
Netherlands	4.8%
Germany	4.0%
Switzerland	3.7%
Taiwan	3.6%
India	3.3%
Other Countries	23.8%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%

C000193599 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS Y
Trading Symbol	SIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	0.89%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class Y shares performance was 28.21% for the reporting period.
We observed historically wide valuation spreads between value and growth stocks across global markets and the Fund’s portfolio traded at significant discounts relative to benchmark indices during the period. From a style perspective, international value stocks outperformed growth over the 12-month period. Across developed and emerging markets, improving economic data, policy shifts, and valuation meant reversion played significant roles.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Deep Value bias / Stock Selection	Positive	Our comprehensive definition of value contributed to results relative to the benchmark. We define value stocks as those that are fairly valued on multiple measures of valuation including cash flow, earnings, book value and dividend yield.
Overweight Smaller Capitalization Stocks relative to the benchmark	Positive	The Fund’s smaller capitalization bias versus the benchmark added to relative returns for the period.
Sector Allocation	Negative	Sector allocation relative losses were the result of Consumer Discretionary (overweight), Communication Services (underweight), and Energy (overweight).
The Fund’s portfolio has shifted to be overweight Consumer Discretionary, Energy, and Financials while underweight Health Care, Communication Services, and Industrials. At the industry level, the Fund is overweight Broadline Retail, Machinery, and Pharmaceuticals while underweight Semiconductor & Semiconductor Equipment, Aerospace & Defense, and Chemicals.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	28.21%	11.71%	6.52%
MSCI All Country World Ex USA Index	17.72%	10.13%	6.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 114,925,387
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 734,992
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$114,925,387
Total number of portfolio holdings	78
Total advisory fees paid	$734,992
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	14.9%
Industrials	12.5%
Health Care	8.7%
Information Technology	8.7%
Materials	7.4%
Energy	6.8%
Consumer Staples	6.0%
Real Estate	2.5%
Communication Services	2.4%
Utilities	2.2%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	14.4%
China	8.8%
United Kingdom	8.5%
Canada	7.2%
South Korea	6.4%
France	5.1%
Italy	4.9%
Netherlands	4.8%
Germany	4.0%
Switzerland	3.7%
Taiwan	3.6%
India	3.3%
Other Countries	23.8%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%

C000193600 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Institutional Class shares performance was 28.34% for the reporting period.
We observed historically wide valuation spreads between value and growth stocks across global markets and the Fund’s portfolio traded at significant discounts relative to benchmark indices during the period. From a style perspective, international value stocks outperformed growth over the 12-month period. Across developed and emerging markets, improving economic data, policy shifts, and valuation meant reversion played significant roles.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Deep Value bias / Stock Selection	Positive	Our comprehensive definition of value contributed to results relative to the benchmark. We define value stocks as those that are fairly valued on multiple measures of valuation including cash flow, earnings, book value and dividend yield.
Overweight Smaller Capitalization Stocks relative to the benchmark	Positive	The Fund’s smaller capitalization bias versus the benchmark added to relative returns for the period.
Sector Allocation	Negative	Sector allocation relative losses were the result of Consumer Discretionary (overweight), Communication Services (underweight), and Energy (overweight).
The Fund’s portfolio has shifted to be overweight Consumer Discretionary, Energy, and Financials while underweight Health Care, Communication Services, and Industrials. At the industry level, the Fund is overweight Broadline Retail, Machinery, and Pharmaceuticals while underweight Semiconductor & Semiconductor Equipment, Aerospace & Defense, and Chemicals.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	28.34%	11.82%	6.59%
MSCI All Country World Ex USA Index	17.72%	10.13%	6.12%
[1]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 30, 2017.

Performance Inception Date	Oct. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 114,925,387
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 734,992
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$114,925,387
Total number of portfolio holdings	78
Total advisory fees paid	$734,992
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	14.9%
Industrials	12.5%
Health Care	8.7%
Information Technology	8.7%
Materials	7.4%
Energy	6.8%
Consumer Staples	6.0%
Real Estate	2.5%
Communication Services	2.4%
Utilities	2.2%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	14.4%
China	8.8%
United Kingdom	8.5%
Canada	7.2%
South Korea	6.4%
France	5.1%
Italy	4.9%
Netherlands	4.8%
Germany	4.0%
Switzerland	3.7%
Taiwan	3.6%
India	3.3%
Other Countries	23.8%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%